LEADERS SERIES II-III VARIABLE ANNUITY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

Updating Summary Prospectus for Existing Investors
May 2, 2022

This updating summary prospectus provides updated information about Leaders Series II-III, an individual deferred flexible premium variable annuity contract. The contract is issued by us, Talcott Resolution Life and Annuity Insurance Company and Talcott Resolution Life Insurance Company, (collectively, “Talcott Resolution”).
The contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. These marketing names include: Leaders Series II-III, Wells Fargo Leaders Series I-II, Leaders / Chase Series I-II, Classic Leaders, Leaders Select Series I, Huntington Leaders Series I, and Select Leaders Series V.
The prospectus for the contract contains more information about the contract including its features, benefits and risks. You can find the current prospectus and other information about the contract online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
Leaders Series II-IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P730
Leaders Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q472
Wells Fargo Leaders Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03546
Wells Fargo Leaders Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03546
Leaders / Chase Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q605
Leaders / Chase Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q449
Classic Leaders	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q480
Leaders Select Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y723
Huntington Leaders Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y749
Select Leaders Series V	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q241

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
Leaders Series II-IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA02829
Leaders Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03800
Wells Fargo Leaders Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588218
Wells Fargo Leaders Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03822
Select Leaders Series V	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416589679
You can also obtain this information at no cost by calling 1-800-862-6668 or by sending an email request as instructed below.
Additional information about certain investment products, including variable annuities, has been prepared by the staff of the Securities and Exchange Commission (SEC) and is available at Investor.gov.

For additional information, please contact your investment professional or contact us by:
a.Mailing:     Talcott Resolution
PO Box 14293
Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b.Emailing:     asccontactus@talcottresolution.com
c.Visiting:     www.talcottresolution.com
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Special Terms Used in this Summary Prospectus

Contract Value	The total value of your investments in the Sub-Accounts (and the Fixed Accumulation Feature, if applicable).
Fixed Accumulation Feature or FAF	A fixed account option that guarantees principal and a rate of interest. Effective October 4, 2013, we no longer accept new allocations or premium payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts.
Payment Base	The amount used to determine benefit payments under certain optional benefits under the contract.
Sub-Account	A fund option under the contract. There is a Sub-Account that corresponds to each fund that is available under the contract.

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since May 3, 2021, This does not reflect all of the changes that have occurred since you entered into your contract.
Summary of recent contract changes:
Changes for all Contracts:
•Effective May 2, 2022, new Portfolio Planner models are available. Each Portfolio Planner model offers diversification with a customized allocation of assets so you can match it to your investment objective and risk tolerance. These models will be automatically rebalanced each quarter in order to restore your investment to the original percentages of your Portfolio Planner model. You can elect one of these models by calling our Annuity Service Center at 1-800-862-6668. If you choose to participate in a Portfolio Planner model, you are responsible for determining which model portfolio is best for you. Please refer to Appendix A for more information on the new models, and the “Static Asset Allocations” disclosure in Section 7.a. Purchases and Contract Value in the Prospectus on how asset allocation works.
•Effective April 29, 2022, the Invesco V.I. International Growth Fund was renamed Invesco V.I. EQV International Equity Fund.
•On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (“Talcott Resolution”), to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution will continue to administer your Contract and remains responsible for paying all contractual guarantees and General Account liabilities under your Contract subject to its financial strength and claims paying ability. The terms, features and benefits of your Contract will NOT change as a result of the sale. Talcott Resolution Distribution Company remains the principal underwriter for the Contracts.

Additional Changes for Leaders Select:
•Effective December 6, 2021, the Wells Fargo VT International Equity Fund was renamed Allspring VT International Equity Fund.
•Effective December 6, 2021, the Wells Fargo VT Omega Growth Fund was renamed Allspring VT Omega Growth Fund.
•Effective December 6, 2021, the Wells Fargo VT Opportunity Fund was renamed Allspring VT Opportunity Fund.
•Effective December 6, 2021, the Wells Fargo VT Small Cap Growth Fund was renamed Allspring VT Small Cap Growth Fund.

Additional Changes for Wells Fargo Leaders:
•Effective December 6, 2021, the Wells Fargo VT Discovery Fund was renamed Allspring VT International Equity Fund.
•Effective December 6, 2021, the Wells Fargo VT Index Asset Allocation Fund was renamed Allspring VT Index Asset Allocation Fund.

•Effective December 6, 2021, the Wells Fargo VT International Equity Fund was renamed Allspring VT International Equity Fund.
•Effective December 6, 2021, the Wells Fargo VT Omega Growth Fund was renamed Allspring VT Omega Growth Fund.
•Effective December 6, 2021, the Wells Fargo VT Opportunity Fund was renamed Allspring VT Opportunity Fund.
•Effective December 6, 2021, the Wells Fargo VT Small Cap Growth Fund was renamed Allspring VT Small Cap Growth Fund.

Additional Changes for Huntington Leaders:
•The Rational Insider Buying VA Fund was liquidated on or about November 30, 2021.
•The Rational Trend Aggregation VA Fund was liquidated on or about July 30, 2021.

Key Information Table
Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges. Surrender charges may apply to both partial and full Surrenders.
If you withdraw money from your contract within 7 years following your last premium payment, you may be assessed a surrender charge of up to 7% (as a percentage if premium payments withdrawn), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $7,000.
4. Fee Table 7. The Contract - c. Charges and Fees - Sales Charges
Transaction Charges	Other than surrender charges (if any), there are no charges for other contract transactions (e.g., transferring money between investment options).			4. Fee Table
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner, and that if such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges and Fees Appendix A - Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract	1.36%¹	1.36%¹
	Investment Options (fund fees and expenses)	0.34%²	1.23%²
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.50%[4]

1 As a percentage of average daily Sub-Account Values.
2 As a percentage of fund net assets.
3 As a percentage of average daily Contract Value or Payment Base depending on the optional benefit selected.
4 As a percentage of Payment Base.

Because your contract is customizable, the choices you make effect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost: $2,012	Highest Annual Cost: $4,716
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation
	•Least expensive combination of fund fees and expenses	•Most expensive combination of optional benefits and fund fees and expenses
	•No sales charges or advisory fees	•No sales charges or advisory fees
	•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits

	RISKS			Location in Prospectus

Risk of Loss	You can lose money by investing in this contract, including loss of principal.	5. Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit guarantees are generally more beneficial to investors with a long-time horizon.
•A 10% penalty tax may be applied to withdrawals before age 59½.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
•Each investment option (including the FAF, if available) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks	An investment in the contract is subject to the risks related to us. Any obligations (including under the FAF), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Talcott Resolution, including our financial strength ratings, is available upon request by visiting https://www.talcottresolution.com/resources.html or by calling 1-800-862-6668.
	RESTRICTIONS	Location in Prospectus
Investment Options
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the fund options per day. You are allowed to make 20 transfers between the fund options per year before we require you to submit additional transfer requests by mail. Your transfer between the fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•There are restrictions on the maximum amount that may be transferred annually from the FAF to the fund options. If the FAF is available for investment, you must wait 6 months after your most recent transfer from the FAF before making a subsequent transfer into the FAF. These transfer restrictions may apply to the contract's automatic income programs.
•We reserve the right to remove or substitute funds as investment options.
6. General Information 7. The Contract - a. Purchases and Contract Value Appendix A - Funds Available under the Contract Appendix A.1 - Funds Available by Contract
Optional Benefits
~~•~~Optional benefits may further limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
7.a. Purchases and Contract Value - Deduction of Advisory Fee

7.c. Charges and Fees

9. Death Benefits

10. Optional Withdrawal Benefits

12. Federal Tax Considerations

Appendix A - Funds Available under the Contract

Appendices B-C
	TAXES	Location in Prospectus

Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59-1/2.
12. Federal Tax Considerations/Information Regarding Tax-Qualified Retirement Plans
CONFLICTS OF INTEREST
Investment Professional Compensation
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
11. Miscellaneous - (f) How Contracts Were Sold
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contract's, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7. The Contract — Replacement of Annuities

Appendix A — Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
Leaders Series II-IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P730
Leaders Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q472
Wells Fargo Leaders Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03546
Wells Fargo Leaders Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03546
Leaders / Chase Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q605
Leaders / Chase Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q449
Classic Leaders	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q480
Leaders Select Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y723
Huntington Leaders Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y749
Select Leaders Series V	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q241

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
Leaders Series II-IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA02829
Leaders Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03800
Wells Fargo Leaders Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588218
Wells Fargo Leaders Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03822
Select Leaders Series V	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416589679
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@talcottresolution.com.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
See "Optional Benefit Investment Restrictions" following this table for information on investment restrictions.

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
U.S. Equity	Allspring VT Discovery Fund - Class 2 (formerly Wells Fargo VT Discovery Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	(5.04)%	20.84%	16.60%
Allocation	Allspring VT Index Asset Allocation Fund - Class 2 (formerly Wells Fargo VT Index Asset Allocation Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	16.00%	12.11%	11.91%
International Equity	Allspring VT International Equity Fund - Class 1 (formerly Wells Fargo VT International Equity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.69%*	7.39%	6.19%	6.30%
International Equity	Allspring VT International Equity Fund - Class 2 (formerly Wells Fargo VT International Equity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.94%*	6.87%	5.90%	6.04%
APP A-1

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
U.S. Equity	Allspring VT Omega Growth Fund - Class 1 (formerly Wells Fargo VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	15.27%	25.24%	18.72%
U.S. Equity	Allspring VT Omega Growth Fund - Class 2 (formerly Wells Fargo VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	14.97%	24.94%	18.43%
U.S. Equity	Allspring VT Opportunity Fund - Class 1 (formerly Wells Fargo VT Opportunity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	25.06%	17.58%	15.22%
U.S. Equity	Allspring VT Opportunity Fund - Class 2 (formerly Wells Fargo VT Opportunity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	24.78%	17.29%	14.94%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 1 (formerly Wells Fargo VT Small Cap Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.92%	7.93%	22.31%	16.51%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 2 (formerly Wells Fargo VT Small Cap Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.17%	7.64%	22.00%	16.23%
Allocation	American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	0.55%	15.10%	11.71%	11.33%
Fixed Income	American Funds Capital World Bond Fund - Class 2 Adviser: Capital Research and Management Company	0.75%	(4.92)%	3.49%	2.07%
International Equity	American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	0.67%*	14.78%	13.27%	11.63%
International Equity	American Funds Global Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.67%*	16.42%	19.70%	15.66%
International Equity	American Funds Global Small Capitalization Fund - Class 2 Adviser: Capital Research and Management Company	0.90%*	6.74%	15.45%	12.51%
U.S. Equity	American Funds Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.60%	21.99%	25.43%	19.71%
U.S. Equity	American Funds Growth-Income Fund - Class 2 Adviser: Capital Research and Management Company	0.54%	24.10%	16.39%	15.41%
International Equity	American Funds International Fund - Class 2 Adviser: Capital Research and Management Company	0.79%	(1.50)%	9.63%	8.13%
International Equity	American Funds New World Fund - Class 2 Adviser: Capital Research and Management Company	0.82%*	4.92%	13.25%	8.67%
Fixed Income	American Funds The Bond Fund of America - Class 2 Adviser: Capital Research and Management Company	0.45%*	(0.31)%	4.25%	3.27%
U.S. Equity	American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	0.52%*	27.78%	12.50%	13.75%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	0.92%	16.14%	23.64%	16.66%
Allocation	Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	0.72%	16.75%	7.45%	7.38%
U.S. Equity	Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.09%	15.28%	23.15%	16.92%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	1.23%	19.13%	6.42%	8.47%
Allocation	Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.88%	26.79%	16.81%	14.40%
APP A-2

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.91%	25.37%	9.94%	12.13%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.08%	10.01%	20.84%	15.70%
Fixed Income	Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	0.78%*	2.28%	3.40%	3.96%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	(0.19)%	1.32%	0.78%
U.S. Equity	Invesco V.I. American Franchise Fund - Series I Adviser: Invesco Advisers, Inc.	0.86%	11.93%	21.74%	17.37%
U.S. Equity	Invesco V.I. American Value Fund - Series I Adviser: Invesco Advisers, Inc.	0.88%	27.95%	9.21%	10.92%
U.S. Equity	Invesco V.I. American Value Fund - Series II Adviser: Invesco Advisers, Inc.	1.13%	27.62%	8.94%	10.65%
U.S. Equity	Invesco V.I. Comstock Fund - Series II Adviser: Invesco Advisers, Inc.	0.99%	33.04%	11.12%	12.59%
U.S. Equity	Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.80%	27.74%	13.97%	12.27%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Adviser: Invesco Advisers, Inc.	0.83%	19.10%	23.08%	17.84%
U.S. Equity	Invesco V.I. Diversified Dividend Fund - Series II Adviser: Invesco Advisers, Inc.	0.93%	18.59%	8.10%	11.61%
International Equity	Invesco V.I. EQV International Growth Fund - Series I (formerly Invesco V.I. International Growth Fund) Adviser: Invesco Advisers, Inc.	0.89%	5.89%	10.17%	8.09%
International Equity	Invesco V.I. EQV International Growth Fund - Series II (formerly Invesco V.I. International Growth Fund) Adviser: Invesco Advisers, Inc.	1.14%	5.61%	9.90%	7.82%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.34%	0.01%	0.86%	0.45%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.68%	(2.27)%	2.47%	1.77%
U.S. Equity	Invesco V.I. Growth and Income Fund - Series II Adviser: Invesco Advisers, Inc.	0.99%	28.19%	9.94%	12.05%
Fixed Income	Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	0.94%	4.38%	4.69%	5.62%
U.S. Equity	Invesco V.I. Main Street Mid Cap Fund - Series I Adviser: Invesco Advisers, Inc.	0.93%	23.24%	11.44%	10.81%
U.S. Equity	Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.95%	20.40%	13.44%	12.29%
Fixed Income	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Adviser: JPMorgan Investment Management, Inc.	0.57%	(1.35)%	3.58%	2.98%
U.S. Equity	JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1 Adviser: JPMorgan Investment Management, Inc.	0.77%	29.88%	10.63%	12.99%
U.S. Equity	JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Adviser: JPMorgan Investment Management, Inc.	0.76%	29.34%	19.63%	17.47%
U.S. Equity	MFS® Core Equity Portfolio - Initial Class Adviser: MFS Investment Management	0.83%*	25.31%	18.92%	16.53%
International Equity	MFS® Global Equity Series - Initial Class Adviser: MFS Investment Management	0.92%*	17.21%	14.19%	12.90%
U.S. Equity	MFS® Growth Series - Initial Class Adviser: MFS Investment Management	0.71%*	23.53%	24.87%	19.33%
Fixed Income	MFS® High Yield Portfolio - Initial Class Adviser: MFS Investment Management	0.72%*	3.49%	5.24%	5.87%
U.S. Equity	MFS® Investors Trust Series - Initial Class Adviser: MFS Investment Management	0.78%*	26.81%	17.24%	15.46%
U.S. Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: MFS Investment Management	0.45%	25.97%	22.84%	17.58%
U.S. Equity	MFS® Mid Cap Growth Series - Initial Class Adviser: MFS Investment Management	0.80%*	14.11%	22.66%	18.20%
APP A-3

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
U.S. Equity	MFS® New Discovery Series - Initial Class Adviser: MFS Investment Management	0.87%*	1.80%	21.30%	16.15%
International Equity	MFS® Research International Portfolio - Initial Class Adviser: MFS Investment Management	0.95%*	11.57%	12.19%	8.38%
U.S. Equity	MFS® Research Series - Initial Class Adviser: MFS Investment Management	0.78%*	24.80%	17.94%	15.64%
Fixed Income	MFS® Total Return Bond Series - Initial Class Adviser: MFS Investment Management	0.53%*	(0.81)%	4.14%	3.65%
Allocation	MFS® Total Return Series - Initial Class Adviser: MFS Investment Management	0.61%*	14.12%	9.84%	9.59%
U.S. Equity	MFS® Value Series - Initial Class Adviser: MFS Investment Management	0.70%*	25.45%	12.25%	13.42%
Fixed Income	Morgan Stanley VIF Core Plus Fixed Income Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.	0.92%*	(0.54)%	4.42%	4.29%
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.	0.82%*	(0.15)%	34.25%	23.95%
International Equity	Templeton Developing Markets VIP Fund - Class 1 Adviser: Templeton Asset Management Ltd.	1.19%	(5.51)%	10.86%	5.10%
International Equity	Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	1.11%*	4.16%	2.71%	4.00%
International Equity	Templeton Growth VIP Fund - Class 2 Adviser: Templeton Global Advisors Limited	1.18%	4.87%	5.21%	7.36%

*	Annual expenses reflect temporary fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-4

Asset Allocation Models
This section provides information about the asset allocation models (or Portfolio Planner Models) that may be available for participation under the contract. Models may not be available to you. You may be required to participate in a certain model depending on the optional benefits you have chosen. See "Optional Benefit Investment Restrictions" below.
You may participate in only one asset allocation model at a time. Your investments related to an asset allocation model will be rebalanced quarterly. For additional information, see "Static Asset Allocation Models" in the prospectus.

Models Available For The Following Contracts:

Leaders Series II/ IIR/III            Classic Leaders Series I            Select Leaders Series V
Huntington Leaders Series I        Wells Fargo Leaders Series I/IR/II    Leaders / Chase Series I/II
Leaders Select Series I

The Portfolio Planner Models
The following model(s) (introduced as of May 2, 2022) are available for the Contract(s) listed above.
The percentage allocations below apply to value in the Sub-Accounts.

Fund	2022 Series 107	2022 Series 207	2022 Series 307	2022 Series 407	2022 Series 507
American Funds Growth Fund	5%	6%	8%	10%	11%
American Funds International Fund	9%	12%	15%	18%	21%
American Funds The Bond Fund of America	55%	48%	40%	32%	24%
Franklin Small Cap Value VIP Fund	2%	2%	3%	3%	4%
Invesco V.I. American Value Fund	1%	2%	2%	3%	3%
Invesco V.I. Discovery Mid Cap Growth Fund	2%	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
MFS High Yield Portfolio	10%	8%	7%	5%	4%
MFS Investors Trust Series	5%	7%	9%	10%	12%
MFS New Discovery Series	1%	2%	2%	3%	3%
MFS Value Series	5%	7%	8%	10%	12%
Total	100%	100%	100%	100%	100%

APP A-5

Optional Benefit Investment Restrictions

(Percentage allocations apply to value in the Sub-Accounts)

A. Investment Restrictions For
Lifetime Income Builder                Lifetime Income Builder II
Lifetime Income Builder Selects            Lifetime Income Foundation

Applicable To The Following Product
Leaders 3

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

Your Sub-Account value must b allocated in accordance with the following investment restrictions on or after
October 4, 2013 and you must elect to rebalance to the allocations on a quarterly basis:
(1) SELF SELECT

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
American Funds The Bond Fund of America
Invesco V.I. Government Securities Fund
Invesco V.I. Government Money Market Fund
MFS Total Return Bond Series
•If you have 100% allocation to the FAF on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4, 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub-Accounts you will not be able to move it back into the FAF AND your Sub-Account allocations must comply with these investment restrictions in order to prevent the revocation of your withdrawal feature.

Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
American Funds Asset Allocation Fund
American Funds Capital World Growth and Income Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds Washington Mutual Investors Fund
Franklin DynaTech VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Core Equity Fund
Invesco V.I. EQV International Equity Fund (formerly Invesco V.I. International Growth Fund)
MFS Core Equity Portfolio
APP A-6

MFS Global Equity Series
MFS Growth Series
MFS Massachusetts Investors Growth Stock Portfolio
MFS Investors Trust Series
MFS Research International Portfolio
MFS Research Series
MFS Total Return Series
MFS Value Series
Templeton Foreign VIP Fund

Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund
American Funds Capital World Bond Fund
American Funds Global Small Capitalization Fund
American Funds International Fund
American Funds New World Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Invesco V.I. Main Street Mid Cap Fund
Invesco V.I. Small Cap Equity Fund
MFS High Yield Portfolio
MFS Mid Cap Growth Series
MFS New Discovery Series
Templeton Developing Markets VIP Fund
Templeton Growth VIP Fund

(2) ASSET ALLOCATIONS MODELS

As of May 2, 2022, the following models are available:

Fund	2022 Series 107	2022 Series 207	2022 Series 307	2022 Series 407
American Funds Growth Fund	5%	6%	8%	10%
American Funds International Fund	9%	12%	15%	18%
American Funds The Bond Fund of America	55%	48%	40%	32%
Franklin Small Cap Value VIP Fund	2%	2%	3%	3%
Invesco V.I. American Value Fund	1%	2%	2%	3%
Invesco V.I. Discovery Mid Cap Growth Fund	2%	2%	3%	3%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%
MFS High Yield Portfolio	10%	8%	7%	5%
MFS Investors Trust Series	5%	7%	9%	10%
MFS New Discovery Series	1%	2%	2%	3%
MFS Value Series	5%	7%	8%	10%
Total	100%	100%	100%	100%

APP A-7

(3) INVESTMENT MODELS

Series 7006
Fund
Franklin Mutual Shares VIP Fund	20%
Franklin Rising Dividends VIP Fund	20%
Franklin Small-Mid Cap Growth VIP Fund	10%
MFS Total Return Bond Series	40%
Templeton Growth VIP Fund	10%
Total	100%

Series 7007
Fund
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
American Funds The Bond Fund of America	40%
Total	100%

Series 7008
Fund
Franklin Rising Dividends VIP Fund	20%
Invesco V.I. International Growth Fund	10%
MFS Growth Series	20%
MFS Total Return Bond Series	40%
Templeton Foreign VIP Fund	10%
Total	100%

B. Investment Restrictions For
Lifetime Income Builder Portfolios

Applicable To The Following Products
Classic Leaders 1            Leaders 3            Leaders Select 1
Leaders / Chase 2            Select Leaders 5        Huntington Leaders 1
Wells Fargo Leaders 2

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

APP A-8

(1) INVESTMENT STRATEGY MODELS

Series 8009
Fund
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
Total	100%

Series 8011
Fund
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	25%
American Funds Growth-Income Fund	25%
American Funds International Fund	15%
American Funds The Bond Fund of America	25%
Total	100%

(2) PORTFOLIO PLANNER ASSET ALLOCATION MODELS

Select one of the following investment models:

Fund	2022 Series 107	2022 Series 207	2022 Series 307	2022 Series 407	2022 Series 507
American Funds Growth Fund	5%	6%	8%	10%	11%
American Funds International Fund	9%	12%	15%	18%	21%
American Funds The Bond Fund of America	55%	48%	40%	32%	24%
Franklin Small Cap Value VIP Fund	2%	2%	3%	3%	4%
Invesco V.I. American Value Fund	1%	2%	2%	3%	3%
Invesco V.I. Discovery Mid Cap Growth Fund	2%	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
MFS High Yield Portfolio	10%	8%	7%	5%	4%
MFS Investors Trust Series	5%	7%	9%	10%	12%
MFS New Discovery Series	1%	2%	2%	3%	3%
MFS Value Series	5%	7%	8%	10%	12%
Total	100%	100%	100%	100%	100%

(3) INDIVIDUAL SUB-ACCOUNTS
Allocate 100% to any one of these funds, any combination of these funds, or all of the funds.

Hartford Ultrashort Bond HLS Fund
Invesco V.I. Government Money Market Fund
MFS Total Return Series
APP A-9

Appendix A.1 Funds by Product
Investment options available to your specific Contract are listed in the following table.

Portfolio Company and Adviser/Subadviser	Classic Leaders	Huntington Leaders Series I	Leaders II/IIR	Leaders / Chase I	Leaders / Chase II	Leaders III	Leaders Select Series I	Select Leaders V	Wells Fargo Leaders I/IR	Wells Fargo Leaders II
Allspring VT Discovery Fund - Class 2 (formerly Wells Fargo VT Discovery Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
Allspring VT Index Asset Allocation Fund - Class 2 (formerly Wells Fargo VT Index Asset Allocation Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
Allspring VT International Equity Fund - Class 1 (formerly Wells Fargo VT International Equity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT International Equity Fund - Class 2 (formerly Wells Fargo VT International Equity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
Allspring VT Omega Growth Fund - Class 1 (formerly Wells Fargo VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT Omega Growth Fund - Class 2 (formerly Wells Fargo VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
Allspring VT Opportunity Fund - Class 1 (formerly Wells Fargo VT Opportunity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT Opportunity Fund - Class 2 (formerly Wells Fargo VT Opportunity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
Allspring VT Small Cap Growth Fund - Class 1 (formerly Wells Fargo VT Small Cap Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT Small Cap Growth Fund - Class 2 (formerly Wells Fargo VT Small Cap Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Capital World Bond Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Global Growth Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Global Small Capitalization Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Growth Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Growth-Income Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds International Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
APP A.1-1

Portfolio Company and Adviser/Subadviser	Classic Leaders	Huntington Leaders Series I	Leaders II/IIR	Leaders / Chase I	Leaders / Chase II	Leaders III	Leaders Select Series I	Select Leaders V	Wells Fargo Leaders I/IR	Wells Fargo Leaders II
American Funds New World Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds The Bond Fund of America - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	X	X	X	X	X	X	X	X	X	X
Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	X	X	X	X	X	X	X	X	X	X
Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	X	X	X	X	X	X	X	X	X	X
Franklin Rising Dividends VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	X	X	X	X	X	X	X	X	X	X
Franklin Small Cap Value VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	X	X	X	X	X	X	X	X	X	X
Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X
Invesco V.I. American Franchise Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. American Value Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. American Value Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. Comstock Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Discovery Mid Cap Growth Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Diversified Dividend Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. EQV International Growth Fund - Series I (formerly Invesco V.I. International Growth Fund) Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. EQV International Growth Fund - Series II (formerly Invesco V.I. International Growth Fund) Adviser: Invesco Advisers, Inc.								X
Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Growth and Income Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.								X
APP A.1-2

Portfolio Company and Adviser/Subadviser	Classic Leaders	Huntington Leaders Series I	Leaders II/IIR	Leaders / Chase I	Leaders / Chase II	Leaders III	Leaders Select Series I	Select Leaders V	Wells Fargo Leaders I/IR	Wells Fargo Leaders II
Invesco V.I. Main Street Mid Cap Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Adviser: JPMorgan Investment Management, Inc.				X	X
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1 Adviser: JPMorgan Investment Management, Inc.				X	X
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Adviser: JPMorgan Investment Management, Inc.				X	X
MFS® Core Equity Portfolio - Initial Class Adviser: MFS Investment Management			X	X				X	X
MFS® Global Equity Series - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® Growth Series - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® High Yield Portfolio - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® Investors Trust Series - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® Mid Cap Growth Series - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® New Discovery Series - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® Research International Portfolio - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® Research Series - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® Total Return Bond Series - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® Total Return Series - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
MFS® Value Series - Initial Class Adviser: MFS Investment Management	X	X	X	X	X	X	X	X	X	X
Morgan Stanley VIF Core Plus Fixed Income Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.								X
Morgan Stanley VIF Growth Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.								X
Templeton Developing Markets VIP Fund - Class 1 Adviser: Templeton Asset Management Ltd.	X	X	X	X	X	X	X	X	X	X
Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	X	X	X	X	X	X	X	X	X	X
Templeton Growth VIP Fund - Class 2 Adviser: Templeton Global Advisors Limited	X	X	X	X	X	X	X	X	X	X
* * *
This summary prospectus incorporates by reference the prospectuses and statements of additional information (SAI) shown below for the contract, both dated May 2, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

APP A.1-3

Talcott Resolution Life Insurance Company:
Leaders Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P730
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P730
Leaders Series III:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q472
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q472
Wells Fargo Leaders Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03546
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA03546
Wells Fargo Leaders Series II:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q456
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q456
Leaders / Chase Series I:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q605
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q605
Leaders / Chase Series II:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q449
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q449
Classic Leaders Series I:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q480
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q480
Huntington Leaders Series I:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y749
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Y749
Select Leaders Series V:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q241
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q241

Talcott Resolution Life and Annuity Insurance Company:
Leaders Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA02829
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA02829
Leaders Series III:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03800
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA03800
Wells Fargo Leaders Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588218
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416588218
Wells Fargo Leaders Series II:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03822
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA03822
Select Leaders Series V:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416589679
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416589679
EDGAR Identifier:

Contract	Talcott Resolution Life Insurance Company	Talcott Resolution Life and Annuity Insurance Company
Leaders Series II/IIR/III	C000005818	C000005959
Wells Fargo Leaders Series I/IR/II	C000059372	C000059373
Leaders / Chase Series I/II	C000059370
Classic Leaders	C000059368
Leaders Select Series I	C000059369
Huntington Leaders Series I	C000059371
Select Leaders Series V	C000062644	C000062645
APP A.1-4